UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21515

TS&W/Claymore Tax-Advantaged Balanced Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 – March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
                  Attached hereto.

TYW TS&W/Claymore Tax-Advantaged Balanced Fund
Portfolio of Investments
March 31, 2011 (unaudited)
					Optional
Principal					Call
Amount	Description	Rating (S&P)*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 158.6%
	Municipal Bonds - 86.5%
	Alabama - 4.0%
$7,000,000	Birmingham Special Care Facilities Financing Authority, Health Care Facilities Revenue, (Assured Gty)	AA+	6.00%	06/01/2039	06/01/19 @ 100	$7,234,570

	Arizona - 1.7%
3,000,000	Glendale Western Loop 101, Public Facilities Corp., Third Lien Excise Tax Revenue, Series A	AA	7.00%	07/01/2033	01/01/14 @ 100	3,131,700

	California - 7.2%
4,395,000	Alhambra Certificates of Participation, Police Facilities 91-1-RMK, (AMBAC)	NR	6.75%	09/01/2023	N/A	4,933,651
2,000,000	California Statewide Communities Development Authority, American Baptist Homes West	BBB	6.25%	10/01/2039	10/01/19 @ 100	1,859,920
3,000,000	Community Redevelopment Agency of the City of Santa Ana, Tax Allocation Bonds, Merged Project Area, 2011, Series A	A	6.75%	09/01/2028	03/01/21 @ 100	3,068,280
3,000,000	San Joaquin County Transportation Authority, Measure K Sales Tax Revenue Bonds, 2011, Series A	AA	6.00%	03/01/2036	03/01/21 @ 100	3,122,610
						12,984,461

	District of Columbia - 3.0%
5,000,000	District of Columbia Water & Sewer Authority, Public Utility Revenue, Series A	AA	6.00%	10/01/2035	10/01/18 @ 100	5,393,750

	Illinois - 1.2%
2,000,000	Will County, Illinois, Township High School District Number 204, General Obligation Limited School Bonds, Series 2011A	AA	6.25%	01/01/2031	01/01/21 @ 100	2,108,740

	Kentucky - 1.0%
2,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Series B	Baa2	6.38%	03/01/2040	06/01/20 @ 100	1,859,660

	Louisiana - 3.1%
4,980,000	Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2-RMKT, (Assured Gty)	AA+	6.75%	06/01/2026	06/01/18 @ 100	5,639,352

	Massachusetts - 1.4%
2,500,000	Massachusetts Development Finance Agency Revenue Bonds, Tufts Medical Center Issue, 2011, Series I	BBB	6.88%	01/01/2041	01/01/21 @ 100	2,491,775

	Michigan - 15.7%
5,000,000	Detroit Michigan Sewer Disposal Revenue, Refunding-Senior Lien, Series C-1-RMKT, (AGM)	AA+	7.00%	07/01/2027	07/01/19 @ 100	5,716,000
5,150,000	Detroit Michigan Sewer Disposal Revenue, Rols RR II R 11841-1 (Underlying obligor: Detroit Michigan Sewer Disposal), (AGM)(a)	AA+	11.97%	07/01/2017	N/A	6,948,380
5,000,000	Detroit Michigan Water Supply System Revenue, Refunding-Senior Lien, Series C-RMKT, (BHAC)	AA+	5.75%	07/01/2026	07/01/18 @ 100	5,115,400
3,405,000	Detroit Michigan Water Supply System Revenue, Rols RR II R 11898-1 (Underlying obligor: Detroit Michigan Water Supply System), (AGM)(a)	AA+	11.13%	07/01/2017	N/A	4,183,111
4,000,000	Michigan Finance Authority Educational Facility Revenue, Senior Lien, St. Catherine Siena, Series A	NR	8.50%	10/01/2045	10/01/19 @ 100	4,207,120
2,500,000	Michigan Public Educational Facilities Authority Revenue, Refunding-Limited, Obligation-Landmark Academy	BBB-	7.00%	12/01/2039	06/01/20 @ 100	2,298,425
						28,468,436

	New Jersey - 9.7%
11,020,000	Hudson County Improvement Authority, New Jersey, County-Guaranteed Solid Waste System Revenue Refunding Bonds, Series 2010(b)	NR	6.00%	01/01/2040	N/A	11,569,237
1,500,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Bonds, 2011, Series GG	A+	5.25%	09/01/2025	03/01/21 @ 100	1,501,080
4,150,000	Newark Housing Authority Revenue, South Ward Police Facility, (Assured Gty)	Aa3	6.75%	12/01/2038	12/01/19 @ 100	4,542,299
						17,612,616

	New York - 19.9%
3,000,000	Long Island Power Authority Revenue, Electrical Light and Power Improvements, Series A	A-	6.25%	04/01/2033	04/01/19 @ 100	3,282,000
5,000,000	Metropolitan Transportation Authority Revenue, Transportation, Series 2008C	A	6.50%	11/15/2028	11/15/18 @ 100	5,543,650
2,375,000	New York City Educational Construction Fund Revenue Bonds, 2011, Series A	AA-	5.75%	04/01/2041	04/01/21 @ 100	2,398,370
2,000,000	New York Liberty Development Corp. Revenue, Refunding Bonds - 2nd Priority - Bank of America	BBB-	6.38%	07/15/2049	01/15/20 @ 100	1,981,920
5,000,000	New York State Dormitory Authority Income Tax Revenue, PIT Education, Series B	AA+	5.75%	03/15/2036	03/15/19 @ 100	5,345,000
4,500,000	New York State Dormitory Authority Revenue, Health, Hospital & Nursing Home Improvements, (FHA)	AAA	6.25%	08/15/2034	08/15/19 @ 100	4,971,330
2,500,000	New York State Dormitory Authority Revenue, Health, Hospital & Nursing Home Improvements, (FHA)	AAA	6.00%	08/15/2038	08/15/19 @ 100	2,701,100
2,220,000	New York State Dormitory Authority Revenue, School Districts Financing Program, Series A, (Assured Gty)	AAA	5.63%	10/01/2029	10/01/19 @ 100	2,315,127
1,000,000	New York State Dormitory Authority Revenue, The Bronx-Lebanon Hospital Center	Aa2	6.50%	08/15/2030	02/15/19 @ 100	1,073,020
1,330,000	New York State Dormitory Authority, Secured Hospital Revenue Refunding Bonds, New York Downtown Hospital, Series 2011	AA-	5.00%	02/15/2022	02/15/21 @ 100	1,375,393
5,000,000	Port Authority of New York & New Jersey, Special Obligation Revenue JFK International Airport Terminal	BBB-	6.50%	12/01/2028	12/01/15 @ 100	5,099,900
						36,086,810

	Puerto Rico - 2.3%
2,000,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate, Series 2009A	A+	6.50%	08/01/2044	08/01/19 @ 100	2,065,940
2,000,000	Puerto Rico Sales Tax Financing Revenue, Public Improvements, First Sub-Series C	A+	6.50%	08/01/2035	08/01/20 @ 100	2,086,440
						4,152,380

	Rhode Island - 3.9%
500,000	Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligation	A-	6.38%	08/15/2021	08/15/12 @ 100	507,975
5,500,000	Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing Lifespan Obligation, Series A (Underlying Obligor: Rhode Island State Health and Education Building Corp.), (Assured Gty)(a)	AA+	11.10%	05/15/2017	N/A	6,467,670
						6,975,645

	Texas - 11.0%
6,700,000	Forney Independent School District, Unlimited Tax School Building Bonds, Series A, (PSF)(b)	AAA	6.00%	08/15/2037	N/A	7,241,494
7,000,000	Frisco Texas Independent School District, School Improvement, Series A, (PSF)(b)	Aaa	6.00%	08/15/2038	N/A	7,564,760
5,000,000	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier Current Interest Bonds, Series 2008A, (BHAC)	AA+	5.75%	01/01/2040	01/01/18 @ 100	5,035,600
						19,841,854

	Wisconsin - 1.4%
1,930,000	Wisconsin State Health & Educational Facilities Authority Revenue, Aurora Health Care, Series A	A3	5.60%	02/15/2029	05/06/11 @ 100	1,862,296
750,000	Wisconsin State Health & Educational Facilities Authority Revenue, Blood Center Southeastern Project	A-	5.75%	06/01/2034	06/01/14 @ 100	749,932
						2,612,228

	Total Municipal Bonds - 86.5%
	(Cost $153,286,603)					156,593,977

	Corporate Bonds - 15.4%
	Aerospace & Defense - 0.5%
$500,000	Acquisition Co. Lanza Parent(c)	B3	10.00%	06/01/2017	06/01/14 @ 105	551,250
350,000	Triumph Group, Inc.	B+	8.00%	11/15/2017	11/15/13 @ 104	374,500
						925,750

	Airlines - 0.3%
600,000	Air Canada (Canada)(c)	B+	9.25%	08/01/2015	08/01/12 @ 107	625,500

	Auto Manufacturers - 0.6%
1,000,000	Oshkosh Corp.	BB	8.25%	03/01/2017	03/01/14 @ 104	1,100,000

	Auto Parts & Equipment - 1.1%
525,000	Cooper Tire & Rubber Co.	BB-	8.00%	12/15/2019	N/A	552,562
1,300,000	Goodyear Tire & Rubber Co.	B+	8.25%	08/15/2020	08/15/15 @ 104	1,391,000
						1,943,562

	Commercial Services - 0.1%
220,000	Hertz Corp.	B-	8.88%	01/01/2014	01/01/12 @ 100	225,500

	Computers - 0.3%
425,000	Unisys Corp.	B+	12.50%	01/15/2016	01/15/12 @ 106	477,063

	Diversified Financial Services - 0.7%
780,000	Capital One Capital V	BB	10.25%	08/15/2039	N/A	846,300
500,000	Goldman Sachs Capital II(d) (e)	BBB-	5.79%	6/1/2043	06/01/12 @ 100	431,250
						1,277,550

	Electric - 0.6%
1,105,000	NRG Energy, Inc.	BB-	8.50%	06/15/2019	06/15/14 @ 104	1,163,012

	Entertainment - 0.6%
975,000	Regal Entertainment Group	B-	9.13%	08/15/2018	08/15/14 @ 105	1,043,250

	Food - 0.3%
665,000	Dean Foods Co.	B-	7.00%	06/01/2016	N/A	634,244

	Forest Products & Paper - 0.4%
706,000	Neenah Paper, Inc.	BB-	7.38%	11/15/2014	11/15/11 @ 101	725,415

	Healthcare-Services - 0.7%
1,200,000	Community Health Systems, Inc.	B	8.88%	07/15/2015	07/15/11 @ 104	1,266,000

	Household Products & Housewares - 0.1%
185,000	Jarden Corp.	B	7.50%	01/15/2020	01/15/15 @ 104	194,250

	Insurance - 0.2%
500,000	Genworth Financial, Inc.(d)	BB+	6.15%	11/15/2066	11/15/16 @ 100	395,000

	Internet - 0.3%
500,000	NetFlix, Inc.	BB+	8.50%	11/15/2017	11/15/13 @ 104	563,125

	Iron & Steel - 0.8%
650,000	AK Steel Corp.	BB	7.63%	05/15/2020	05/15/15 @ 104	663,000
350,000	Allegheny Technologies, Inc.	BBB-	9.38%	06/01/2019	N/A	443,410
250,000	Steel Dynamics, Inc.	BB+	7.75%	04/15/2016	04/15/12 @ 104	266,250
						1,372,660

	Office & Business Equipment - 0.6%
1,000,000	Xerox Capital Trust I	BB	8.00%	02/01/2027	02/01/12 @ 101	1,017,500

	Oil & Gas - 2.0%
1,115,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	1,254,375
650,000	EXCO Resources, Inc.	B	7.50%	09/15/2018	09/15/14 @ 104	659,750
500,000	McMoRan Exploration Co.	B	11.88%	11/15/2014	11/15/11 @ 106	550,000
500,000	Stone Energy Corp.	B	8.63%	02/01/2017	02/01/14 @ 104	521,250
600,000	Venoco, Inc.(c)	B	8.88%	02/15/2019	02/15/15 @ 104	600,000
						3,585,375

	Packaging & Containers - 0.4%
600,000	Greif, Inc.	BB+	7.75%	08/01/2019	N/A	655,500

	Real Estate - 0.3%
525,000	CB Richard Ellis Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	619,500

	Retail - 1.6%
700,000	Dillard's, Inc.	BB-	7.13%	08/01/2018	N/A	705,250
1,290,000	Foot Locker, Inc.	BB-	8.50%	01/15/2022	N/A	1,298,063
900,000	Macy's Retail Holdings, Inc.	BB+	7.60%	06/01/2025	N/A	911,250
						2,914,563

	Semiconductors - 0.6%
1,100,000	Advanced Micro Devices, Inc.	B+	7.75%	08/01/2020	08/01/15 @ 104	1,130,250

	Telecommunications - 1.2%
500,000	CommScope, Inc.(c)	B	8.25%	01/15/2019	01/15/15 @ 104	522,500
408,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	449,820
1,000,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	1,140,000
						2,112,320

	Transportation - 0.8%
500,000	Kansas City Southern Railway	BB-	8.00%	06/01/2015	06/01/12 @ 104	542,500
850,000	Overseas Shipholding Group, Inc.	B	8.75%	12/01/2013	N/A	905,250
						1,447,750

	Trucking & Leasing - 0.3%
450,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	08/01/2018	08/01/14 @ 105	498,375

	Total Corporate Bonds - 15.4%
	(Cost $26,943,458)					27,913,014

Number
of Shares	Description					Value
	Common Stocks - 49.8%
	Aerospace & Defense - 0.6%
15,000	General Dynamics Corp.					1,148,400

	Agriculture - 0.5%
25,000	Reynolds American, Inc.					888,250

	Banks - 4.9%
600,000	Citigroup, Inc.(f)					2,652,000
10,000	Goldman Sachs Group, Inc.					1,584,700
75,000	JPMorgan Chase & Co.					3,457,500
37,500	Wells Fargo & Co.					1,188,750
						8,882,950

	Chemicals - 1.2%
40,000	EI du Pont de Nemours & Co.					2,198,800

	Commercial Services - 0.8%
75,000	RR Donnelley & Sons Co.					1,419,000

	Electric - 1.5%
30,000	Dominion Resources, Inc.					1,341,000
75,000	Pepco Holdings, Inc.					1,398,750
						2,739,750

	Food - 1.6%
50,000	Kraft Foods, Inc., Class A					1,568,000
40,000	Unilever NV, NY Registered Shares (Netherlands)					1,254,400
						2,822,400

	Healthcare-Products - 0.5%
15,000	Johnson & Johnson					888,750

	Household Products & Housewares - 1.3%
35,000	Kimberly-Clark Corp.					2,284,450

	Insurance - 4.2%
50,000	Hartford Financial Services Group, Inc.					1,346,500
75,000	MetLife, Inc.					3,354,750
50,000	Travelers Cos., Inc.					2,974,000
						7,675,250

	Internet - 0.5%
50,000	Symantec Corp.(f)					927,000

	Mining - 0.2%
8,000	Freeport-McMoRan Copper & Gold, Inc.					444,400

	Miscellaneous Manufacturing - 4.3%
150,000	General Electric Co.					3,007,500
50,000	ITT Corp.					3,002,500
12,500	Siemens AG, ADR (Germany)					1,716,750
						7,726,750

	Oil & Gas - 6.8%
25,000	Chevron Corp.					2,685,750
16,000	ConocoPhillips					1,277,760
6,500	Devon Energy Corp.					596,505
22,500	Exxon Mobil Corp.					1,892,925
45,719	Royal Dutch Shell PLC, Class B, ADR (United Kingdom)					3,348,459
41,000	Total SA, ADR (France)					2,499,770
						12,301,169

	Pharmaceuticals - 7.2%
30,000	Abbott Laboratories					1,471,500
105,000	Bristol-Myers Squibb Co.					2,775,150
75,000	Eli Lilly & Co.					2,637,750
75,000	Merck & Co., Inc.					2,475,750
185,000	Pfizer, Inc.					3,757,350
						13,117,500

	Retail - 2.2%
30,000	GameStop Corp., Class A(f)					675,600
12,500	Macy's, Inc.					303,250
50,000	Target Corp.					2,500,500
10,000	TJX Cos., Inc.					497,300
						3,976,650

	Semiconductors - 2.4%
137,500	Intel Corp.					2,773,375
50,000	Xilinx, Inc.					1,640,000
						4,413,375

	Software - 1.5%
107,500	Microsoft Corp.					2,726,200

	Telecommunications - 7.1%
115,000	AT&T, Inc.					3,519,000
42,500	BCE, Inc. (Canada)					1,544,450
100,000	Cisco Systems, Inc.					1,715,000
100,000	Corning, Inc.					2,063,000
60,000	Verizon Communications, Inc.					2,312,400
57,500	Vodafone Group PLC, ADR (United Kingdom)					1,653,125
						12,806,975

	Transportation - 0.5%
12,500	Norfolk Southern Corp.					865,875

	Total Common Stocks - 49.8%
	(Cost $80,263,214)					90,253,894

	Preferred Stocks - 6.9%
	Banks - 1.0%
25,000	Barclays Bank PLC, Series 5 (United Kingdom)	A-	8.13%			657,250
23,060	BB&T Capital Trust VI	BBB	9.60%			644,297
18,800	HSBC Holdings PLC, Series 2 (United Kingdom)	A-	8.00%			512,864
						1,814,411

	Diversified Financial Services - 1.4%
7,500	Ameriprise Financial, Inc.	A	7.75%			208,125
56,000	Bank of America Corp., Series MER	BB+	8.63%			1,477,280
60,000	RBS Capital Funding Trust VII, Series G	CC	6.08%			901,200
						2,586,605

	Electric - 0.3%
20,000	Dominion Resources, Inc., Series A	BBB	8.38%			567,800

	Insurance - 1.9%
64,505	Allianz SE (Germany)	A+	8.38%			1,723,496
37,300	Aspen Insurance Holdings Ltd. (Bermuda)(d)	BBB-	7.40%			908,628
33,200	ING Groep NV (Netherlands)	BB	7.38%			797,796
						3,429,920

	Real Estate Investment Trusts - 2.3%
15,480	Apartment Investment & Management Co., Series T	B+	8.00%			388,548
19,000	Brandywine Realty Trust, Series C	BB-	7.50%			475,760
11,000	Capital Automotive REIT, Series A	NR	7.50%			232,719
10,000	CBL & Associates Properties, Inc., Series C	NR	7.75%			249,000
5,000	First Industrial Realty Trust, Inc., Series J	CCC+	7.25%			114,000
13,000	Kimco Realty Corp., Series G	BBB-	7.75%			336,180
12,500	PS Business Parks, Inc., Series R	BBB-	6.88%			308,375
12,000	PS Business Parks, Inc., Series H	BBB-	7.00%			299,280
35,500	Public Storage, Series M	BBB+	6.63%			894,955
15,200	Regency Centers Corp., Series D	BB+	7.25%			378,328
15,000	Vornado Realty Trust, Series E	BBB-	7.00%			376,800
						4,053,945

	Total Preferred Stocks - 6.9%
	(Cost $12,655,384)					12,452,681

	Total Long-Term Investments - 158.6%
	(Cost $273,148,659)					287,213,566

	Short-Term Investments - 5.9%
Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity		Value
	Short Term Municipal Bonds - 5.9%
	Indiana - 1.2%
2,100,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project(g)	AA+	0.21%	02/01/2037	04/05/11 @ 100	2,100,000

	Missouri - 3.0%
5,430,000	Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery Foundation, Series A(g)	AAA	0.22%	12/01/2033	04/05/11 @ 100	5,430,000

	Ohio - 1.7%
3,100,000	County of Cuyahoga Revenue, Cleveland Clinic Health System Obligated Group, Series 2004B(g)	AA-	0.19%	01/01/2039	04/05/11 @ 100	3,100,000

	Total Short Term Municipal Bonds - 5.9%
	(Cost $10,630,000)					10,630,000

	Total Investments - 164.5%
	(Cost $283,778,659)					297,843,566
Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity		Value
	Floating Rate Note Obligation - (6.8%)
$(12,360,000)	Notes with interest rates ranging from 0.26% to 0.28% on March 31, 2011 and contractual maturities of collateral from 2016 to 2040.					$(12,360,000)
	(Cost $(12,360,000))

	Total Net Investments - 157.7%
	(Cost $271,418,659)					285,483,566
	Other Assets in excess of Liabilities - 0.3%					535,870
	Preferred Shares, at redemption value - (-58.0% of Net Assets
	Applicable to Common Shareholders or -36.8% of Total Net Investments)					(105,000,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$181,019,436

ADR - American Depositary Receipt
AG - Stock Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by Ambac Assurance Corporation
Assured GTY – Insured by Assured Guaranty Corporation
BHAC - Insured by Berkshire Hathaway Assurance Corporation
FHA – Guaranteed by Federal Housing Administration
N/A- Not Available
NV - Publicly Traded Company
PLC - Public Limited Company
PSF - Guaranteed by Texas Permanent School Fund
SA - Corporation
SE - Stock Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.

(a)	Inverse floating rate investment. Interest rate shown is that in effect at March 31, 2011.
(b)	Underlying security related to inverse floating rate investment entered into by the Fund.
(c)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2011 these securities amounted to $2,299,250, which represents 1.3% of net assets applicable to common shares.

(d)	Floating or variable rate coupon. The rate shown is as of March 31, 2011.
(e)	Security is a hybrid bond that will convert to a preferred stock on the first call date.
(f)	Non-income producing security.
(g)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the fund as of March 31, 2011.

See previously submitted notes to financial statements for the period ended December 31, 2010.

Country Allocation***
United States	93.8%
United Kingdom	2.1%
Germany	1.2%
France	0.9%
Canada	0.8%
Netherlands	0.7%
Bermuda	0.5%

*** Based on Total Long-Term Investments. Subject to change daily.

At March 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$284,644,427	$19,053,336	$(5,854,197)	$13,199,139

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and
Disclosures (Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions
ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.
The Fund has adopted the disclosures required by this admendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees as described above. The Fund did not have any Level 3 securities at March 31, 2011. There were no transfers between levels.

The following table represents the Fund's investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of March 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Municipal Bonds	$-	$167,224	$-	$167,224
Common Stocks	90,254	-	-	90,254
Corporate Bonds	-	27,913	-	27,913
Preferred Stocks	12,453	-	-	12,453
Total	$102,707	$195,137	$-	$297,844

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive and Legal Officer

Date:      May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive and Legal Officer

Date:       May 27, 2011

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       May 27, 2011